DEBT	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
DEBT	DEBT
Loan and revolving Credit Agreement
In 2016, the Company entered into a Credit Agreement with certain lenders, according to which the following credit facilities were issued: 1) a loan of $475,000, and 2) a revolving credit loan of up to $75,000.
in January 2017, the Company prepaid a principal amount of $260,000 which resulted in $5,300 amortization of debt issuance costs. In November 2020, the Company prepaid the remaining principal amount of $215,000, which resulted in $725 amortization of debt issuance costs.
The loan bore interest through maturity at a variable rate based upon, at the Company's option every interest period, either (a) the LIBOR rate for Eurocurrency borrowing or (b) an Alternate Base Rate ("ABR"), which is the highest of (i) the administrative agent's prime rate, (ii) one-half of 1.00% in excess of the overnight U.S. Federal Funds rate, and (iii) 1.00% in excess of the one-month LIBOR), plus in each case, an applicable margin. The applicable margin for Eurocurrency loans ranges, based on the applicable total net leverage ratio, from 1.25% to 2.00% per annum and the applicable margin for ABR loans ranges, based on the applicable total net leverage ratio, from 0.25% to 1.00% per annum.
Debt issuance costs of $10,158 attributable to the loan were amortized as interest expense over the contractual term of the loan using the effective interest rate.
The carrying values of the liability's components are reflected in the Company's accompanying consolidated balance sheets as follows:

December 31,
2019
Principal	$215,000
Less: Debt issuance costs, net of amortization	(1,687)

Net liability carrying amount	$213,313
Interest expense related to the liability is reflected on the accompanying consolidated statements of income for the years ended:

	December 31,
	2020	2019	2018
Amortization of debt issuance costs	$1,687	$1,004	$794
Interest expense	3,848	7,676	$7,083

Total interest expense recognized	$5,535	$8,680	$7,877

Effective interest rate	2.11%	4.01%	3.80%

Pursuant to the Credit Agreement, the Company was also granted a revolving credit facility that entitled the Company to borrow up to $75,000 through December 2021 with interest payable on the borrowed amount set at the same terms as the term loan, as well as a quarterly commitment fee on unfunded amounts ranging from 0.25% to 0.5%, subject to the achievement of certain leverage levels.
Debt issuance costs of $1,667 attributable to the revolving credit loan were capitalized and amortized as interest expense over the contractual term of the agreement on a straight-line basis. Following the Loan prepayment in November 2020 (as mentioned above), the Credit Agreement was terminated, resulting in the recognition of the remaining $325 amortization of Credit Agreement issuance costs.

Exchangeable Senior Notes and Hedging Transactions
2017 Notes
In January 2017, the Company issued $287,500 aggregate principal amount of exchangeable senior notes (the “2017 Notes”) due 2024.
In the event that the last reported sale price of the company’s ADS for at least 20 trading days (whether or not consecutive) during the period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the exchange price (“Share Price Condition”) or in the event of the satisfaction of certain other conditions, during set periods, as defined in the indenture governing the Notes, the holders of the exchangeable Senior Notes will have the option to exchange the Notes for (i) cash, (ii) ADSs or (iii) a combination thereof, at the Company's election.
As of December 31, 2020 and 2019, the 2017 notes Share Price Condition was triggered and accordingly, the net carrying amount of these Notes was presented in current liabilities.

The Company may provide additional ADSs upon conversion if there is a "Make-Whole Fundamental Change" in the business as defined in the indenture governing the Notes. The Notes are not redeemable by the Company prior to the maturity date apart from certain cases as set forth in the indenture governing the notes. The Company's intention and ability is to settle the 2017 notes in cash.
Debt issuance costs of $5,791 attributable to the 2017 Notes are amortized as interest expense over the contractual term of the notes using the effective interest rate.
Interest is payable on the debentures semi-annually at the cash coupon rate; however, the remaining debt discount is being amortized as additional non-cash interest expense using an effective annual interest rate equal to the Company's estimated nonconvertible debt borrowing rate at the time of issuance.

2020 Notes
In August 2020, the Company issued $460,000 aggregate principal amount of Exchangeable Senior Notes (the “2020 Notes” and together with the 2017 Notes, the “Notes”) due 2025.
In the event that the last reported sale price of the Company’s ADS for at least 20 Trading Days (whether or not consecutive) during the period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the Exchange Price (“Share Price Condition”) or in the event of the satisfaction of certain other conditions, during set periods, set forth in the indenture governing the Notes, the holders of the exchangeable Senior Notes will have the option to exchange the Notes for (i) cash, (ii) ADSs or (iii) a combination thereof, at the Company's election.
The Notes are redeemable by the Company on or after September 21, 2023 upon the fulfillment of the Share Price Condition for (i) cash, (ii) ADSs or (iii) a combination thereof, at the Company's election, apart from certain cases as set forth in the indenture governing the Notes. The Company's intention and ability is to settle the principal amount of the 2020 notes in cash.
The 2020 Notes do not bear regular interest, however, the remaining debt discount is being amortized as additional non-cash interest expense using an effective annual interest rate equal to the Company's estimated nonconvertible debt borrowing rate at the time of issuance.

Debt issuance costs of $7,952 attributable to the 2020 notes are amortized as interest expense over the contractual term of the Notes using the effective interest rate.
The Company may provide additional ADSs upon conversion if there is a “Make-Whole Fundamental Change” in the business as defined in the indenture governing the Notes.

The following table summarizes some key facts and terms regarding the outstanding Notes:

	Due 2025	Due 2024
Issuance date	August 27, 2020	January 18, 2017
Maturity date	September 15, 2025	January 15, 2024
Effective conversion date	June 15, 2025	September 15, 2023
Principal amount	$460,000	$287,495
Cash coupon rate (per annum)	—%	1.25%
Conversion rate effective (per $1000 principal amount)	3.34	12.05
Effective conversion price effective (per ADS)	$299.19	$83.15
The carrying values of the liability and equity components of the Notes are reflected in the Company's accompanying consolidated balance sheets as follows:

	Year Ended 2020 Notes	2017 Notes
	December 31,	December 31,
	2020	2020	2019
Principal	$460,000	$287,495	$287,500
Less:
Debt issuance costs, net of amortization	(7,460)	(2,914)	(3,735)
Unamortized discount	(31,203)	(24,700)	(32,182)

Net liability carrying amount	421,337	259,881	$251,583
Equity component - net carrying value	$32,746	$51,176	$51,176

As of December 31, 2020, the estimated fair value of the 2017 notes and the 2020 notes which the Company has classified as Level 2 financial instruments are $933,695 ($548,984 as of December 31, 2019) and $520,485, respectively.

The estimated fair value was determined based on the quoted bid price of the Exchangeable Senior Notes in an over-the-counter market on the last trading day of the reporting period. As of December 31, 2020, the difference between the net carrying amount of the Exchangeable Senior Notes and estimated fair value represents the equity conversion value premium the market assigned to this Notes. Based on the closing price of our common stock on December 31, 2020, the if-converted value of the Exchangeable Senior Notes exceeded the principal amount.

Interest expense related to the Notes is reflected on the accompanying consolidated statements of income as follows:

	2020 Notes	2017 Notes
	Year Ended December 31,	Year Ended December 31,
	2020	2020	2019	2018
Amortization of debt issuance costs	$492	$820	$753	$694
Non-cash amortization of debt discount	2,165	7,483	7,153	6,855
Interest expense	—	3,594	3,594	3,594
Total interest expense recognized	$2,657	$11,897	$11,500	$11,143
Effective interest rate	1.87%	4.68%	4.68%	4.68%

Exchangeable notes hedge transactions
In connection with the pricing of the 2017 Notes, the Company has entered into privately negotiated exchangeable note hedge transactions with some of the initial purchasers and/or their respective affiliates (the “Option Counterparties”).
Subject to customary anti-dilution adjustments substantially similar to those applicable to the Notes, the exchangeable note hedge transactions cover the number of ADSs that will initially underline the Notes.
The note hedge transactions are expected generally to reduce potential dilution to the ADSs and/or cash payments the Company is required to make in excess of the principal amount, in each case, upon any exchange of the Notes.
A portion of the call-options can be settled upon a surrender of the same amounts of Notes by a holder. Settlement can be done in cash, ADSs or a combination of both, at the Company's election.
Concurrently with the Company's entry into the exchangeable note hedge transactions, the Company has entered into warrant transactions with the Option Counterparties relating to the same number of ADSs (3,457,475), with a strike price of $101.82 per ADS, subject to customary anti‑dilution adjustments.
The warrants are exercisable for a period of three months as of the notes maturity date.
U.S. GAAP requires measuring such transactions as equity components. The Company recorded a net decrease of $20,281 in additional paid-in capital in 2017 at the initiation of the transaction.